Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting Policies

The following significant accounting policies are followed by the Company in preparing its condensed consolidated financial statements:

Basis of Presentation and Consolidation

These unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Form 10-K filed with the Securities and Exchange Commission (SEC) on April 15, 2014. The results of operations for the three-month period ended March 31, 2014 are not necessarily indicative of the results to be expected for the full year ending December 31, 2014. In the opinion of management, all adjustments that are necessary for a fair presentation of the financial information for the interim periods reported have been made. All such adjustments are of a normal recurring nature.

The accompanying unaudited condensed consolidated financial statements have been prepared by management in accordance with U.S. generally accepted accounting principles (US GAAP), and include all assets and liabilities of Q Therapeutics and its wholly owned subsidiary, Q Products. All material intercompany transactions and balances have been eliminated.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through March 31, 2014, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts are presented for the period from March 28, 2002 (date of inception) through March 31, 2014. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s continued operations will depend on its ability to raise funds through various sources such as government grants and equity and debt financing. The Company expects to continue to fund operations through similar sources of capital previously described. There can be no assurance that such capital will be available on favorable terms or at all. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial therapeutic product sales. The Company has incurred losses and used cash for operating activities since inception. As of March 31, 2014, the Company had an accumulated deficit of $25,051,277.

2014 Financing Transactions

Between March 7 and April 14, 2014, the Company issued an aggregate of 4,420,530 units, each containing one share of the Company’s common stock and one warrant to purchase one share of the Company’s common stock, resulting from two tranches of financing in which the Company received cash consideration of $2,012,500 and settled indebtedness of $2,408,030 (2014 Financing Transactions). The warrants were issued at an initial exercise price of $1.00 per share, are immediately exercisable, and expire in no more than four years. Both the shares of common stock and the warrants have a down-round provision provided to the stockholders in the event that the Company does another offering of units, which consists of one share of common stock and one warrant to purchase one share of common stock, at a price below $1.00 per share. The down-round provision expires upon the earlier of the effectiveness of a registration statement with the SEC or one year after the issuance date.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts receivable, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, including as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as associated expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily do not pay within these terms. The amounts of the specific reserves are estimated by management based on various assumptions including the age of the individual receivable, as well as changes in payment schedules and histories. Receivable balances are charged off against the allowance for doubtful accounts when management determines the potential for recovery is remote. Recoveries of receivables previously charged off are recorded when payment is received.

In December 2012, the Company was notified of a sub-award as part of grant funding awarded to The Johns Hopkins University (JHU) from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health. The sub-award for the 2012-2013 grant plan year is $631,383. In May 2013, JHU applied for, and was granted a six-month extension for completing the analysis and remitting data and expenses. As of March 31, 2014, the 2012-2013 grant plan year was closed. The Company is awaiting the notification of the award for year 4. As of March 31, 2014, there are no amounts outstanding related to this sub-award.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Expense related to stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock-based compensation is included in general and administrative expense in the statements of operations.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented the Company has incurred net losses, potential dilutive common share equivalents as of March 31, 2014 and 2013, totaling 21,437,251 and 15,907,458, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic net loss per common share is the same as diluted net loss per common share for the three months ended March 31, 2014 and 2013.

Recent Accounting Pronouncements

The Company has reviewed accounting pronouncements that become effective subsequent to March 31, 2014 and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

2. Significant Accounting Policies

The Company has adopted the following significant accounting policies in preparing its consolidated financial statements:

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared by management in accordance with U.S. generally accepted principles (US GAAP), and include all assets and liabilities of the Company and its wholly owned subsidiary, Q Therapeutic Products, Inc. All material transactions and balances have been eliminated.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through December 31, 2013, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (ASC) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through December 31, 2013. The Company has been dependent on government grants and debt and equity raised from investors to sustain its operations. The Company expects to continue to fund operations through similar sources of debt and equity capital. Although management believes that its existing cash balances are sufficient to sustain operations through at least December 31, 2013, there can be no assurance that capital will be available on favorable terms or at all beyond that point. If it is unable to raise additional capital, the Company will likely be forced to curtail desired development activities, which will delay the development of its product candidates. The Company’s products have not been approved by the U.S. Food and Drug Administration (FDA) for commercial sale; therefore, the Company has not generated revenues from commercial therapeutic product sales. The Company has incurred losses and has negative cash flows from operating activities since inception. As of December 31, 2013, the Company had an accumulated deficit of $23,881,370 and negative stockholders’ equity of $3,042,065.

Between March 7 and April 14, 2014, the Company issued an aggregate of 4,420,530 shares of common stock and warrants to acquire 4,420,530 shares of the Company’s common stock in settlement of indebtedness of $2,408,030 and cash consideration of $2,012,500 (see Note 11). The warrants entitle the holders thereof to purchase up to an aggregate of 4,420,530 shares of common stock at an initial exercise price of $1.00 per share. The warrants are immediately exercisable and expire in no more than four years.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of the revenues and expenses for the reporting periods. Accordingly, actual results could differ from those estimates. Key estimates include allowances for doubtful accounts receivable, useful lives for property and equipment, valuation allowances for net deferred income tax assets, and valuations for stock-based compensation awards. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances.

Revenue Recognition and Grants Receivable

The Company periodically applies for research grants, generally as a sub-recipient to grants funded by government agencies through research universities. Grant revenues are recognized as associated expenses are incurred and are billed in conjunction with the terms of the grants. The Company records its grants receivable in accordance with the provisions of the grant agreements. The Company’s grants receivable are considered past due when payment has not been received within 30 days of the invoice date, although certain institutions customarily do not pay within these terms. The amounts of the specific allowances are estimated by management based on various assumptions including the age of the individual receivable, and changes in payment schedules and histories. Receivable balances are charged off against the allowance for doubtful accounts when management determines the probability of collection is remote. Recoveries of receivables previously charged off are recorded when payment is received. Revenue earned in 2013 was derived from two customers. The Company did not incur any losses relating to bad debts associated with grant revenue for the years ended December 31, 2013 and 2012.

In December 2012, the Company was notified of a sub-award as part of grant funding awarded to The Johns Hopkins University from the National Institute of Neurological Disorders and Stroke (NINDS) of the National Institutes of Health. The Company was notified of a sub-award for the 2012-2013 grant plan year for $631,383, of which the Company received $491,977 and the balance was paid directly to a third party supplier. As of December 31, 2013 and 2012, $5,667 and $477,802, respectively, is included in the grants receivable balance.

Concentration of Suppliers

The Company has entered into agreements with outside research facilities to assist in the clinical research, monitoring, and reporting of its pilot and clinical studies. In some instances, the Company is dependent upon a single supplier. The loss of key suppliers could have a material adverse effect upon the Company’s operations by interrupting or delaying the progress or completion of the Company’s clinical trials.

For the year ended December 31, 2013, one supplier accounted for approximately 60% of the Company’s research and development purchases.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated economic useful lives of the assets as follows:

Lab equipment	5 years
Computers and software	3 years
Leasehold improvements	7 years
Office equipment and furniture	3 years

Expenditures that materially increase values or capacities or extend useful lives of property and equipment are capitalized. Routine maintenance and repairs are expensed as incurred. Upon sale or other retirement of depreciable property, the cost and accumulated depreciation are removed from the related accounts and any gain or loss is reflected in the statements of operations.

Impairment of Long-Lived Assets

The Company reviews its property and equipment, and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may be impaired. Management does not consider any of the Company’s assets to be impaired as of December 31, 2013 and 2012.

Leases

Subsequent to year-end, the Company is leasing its office and research facility on a month-to-month basis. Management expects to enter into a longer term lease in the near future. If rent escalations in the new lease are material, the Company will record the total rent payable during the lease term on a straight-line basis over the term of the lease. The Company will record any difference between the rent paid and the straight-line rent as a deferred rent liability.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model. The Company recognizes stock-based compensation expense as services are provided, which is generally over the vesting period of the individual equity instruments. Expense related to stock options issued in lieu of cash to non-employees for services performed are measured at the fair value of the options on the date they are earned and the related expense is recognized as services are provided.

The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry segment as the Company. The expected lives of the options and warrants granted represent the periods of time that the options granted are expected to be outstanding. The risk free rates for periods within the contractual lives of the options and warrants are based on the U.S. Treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant. Stock compensation expense recorded by the Company was $101,753 and $160,237 for the years ended December 31, 2013 and 2012, respectively, and is included in general and administrative expense in the statements of operations.

Income Taxes

The Company is a C corporation and federal and state income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in net income (loss) in the period that includes the enactment date.

Uncertain Tax Positions

The Company recognizes the financial statement amount of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more likely-than-not” threshold, the amount recognized in the financial statements is the amount expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state examinations in progress. The Company’s tax years subject to federal and state tax examination are 2010, 2011, 2012 and 2013.

Research and Development Costs

Research and development (R&D) costs, including research performed under contract by third parties, are expensed as incurred. Major components of R&D expenses consist of personnel costs including salaries and benefits, outside research services, consulting fees, lab supplies and materials, license fees, and facility-related expenses. R&D expenses recorded by the Company were $1,827,533 and $2,089,321 for the years ended December 31, 2013 and 2012, respectively. Since its inception, the Company has incurred total R&D expenses of $12,800,425.

Net Loss Per Common Share

Basic net income or loss per common share (Basic EPS) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (Diluted EPS) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents as of December 31, 2013 and 2012, totaling 16,169,958 and 15,844,958, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the years ended December 31, 2013 and 2012.

Recent Accounting Pronouncements

The Company has reviewed all accounting pronouncements that were effective during 2013 and does not believe any of those pronouncements modified its financial reporting. Additionally, the Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of those pronouncements will have a material impact on the Company’s financial position, results of operations or liquidity.

Subsequent Events

The Company has evaluated all subsequent events through the issuance date of the financial statements.